Business Combinations (Schedule of Assets and Liabilities Acquired) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Apr. 01, 2014	Aug. 12, 2014	Sep. 12, 2013
Assets acquired and liabilities assumed
Goodwill	$ 13,249	$ 479
Las Vegas Land Holdings [Member]
Assets acquired and liabilities assumed
Accounts receivable			347
Inventories			144,531
Prepaid expenses and other assets			2,910
Property and equipment			8,619
Amortizable intangible assets			3,076
Goodwill			11,282
Total assets			170,765
Accounts payable			2,074
Accrued expenses and other liabilities (inclusive of earnout liability)			1,816
Notes payable and capital lease obligations			1,497
Total liabilities			5,387
Grand View Builders Inc. [Member]
Assets acquired and liabilities assumed
Accounts receivable				188
Inventories				12,356
Prepaid expenses and other assets				295
Property and equipment				185
Amortizable intangible assets				2,028
Goodwill				1,489
Total assets				16,541
Accrued expenses and other liabilities (inclusive of earnout liability)				3,684
Total liabilities				3,684
Jimmy Jacobs [Member]
Assets acquired and liabilities assumed
Accounts receivable					143
Inventories					12,411
Prepaid expenses and other assets					1,500
Property and equipment					679
Amortizable intangible assets					2,428
Goodwill					479
Total assets					17,640
Accounts payable					878
Accrued expenses and other liabilities (inclusive of earnout liability)					1,054
Total liabilities					$ 1,932